Exhibit 99.05

VCC Mortgage Securities, LLC ABS-15G

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	2	100.00%
Delinquency, No Missing Data	0	0.00%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	2	100.00%